Commitments and Contingencies - Summary of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease Cost
Short-term lease cost	$ 276
Sublease income	(246)
Total lease cost	12,196
Research and Development
Lease Cost
Operating lease cost	11,558
General and Administrative
Lease Cost
Operating lease cost	$ 608